Long-term assets - E.3 Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 896	$ 884
Additions	126	63
Modifications	125	87
Impairment	(4)
Disposals	(39)	(5)
Depreciation	(204)	(183)
Asset retirement obligations	1	(3)
Transfers	0	4
Transfer from/(to) assets held for sale (see note E.4)	(76)
Exchange rate movements	(34)	50
Other		(2)
Closing balance, net	792	896
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	130	142
Additions	13	4
Modifications	13	6
Impairment	(1)
Disposals	(9)	(1)
Depreciation	(36)	(38)
Asset retirement obligations	0	0
Transfers	0	1
Transfer from/(to) assets held for sale (see note E.4)	0
Exchange rate movements	(9)	16
Other		0
Closing balance, net	101	130
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	177	181
Additions	5	10
Modifications	50	27
Impairment	0
Disposals	(18)	(2)
Depreciation	(47)	(45)
Asset retirement obligations	0	(1)
Transfers	0	7
Transfer from/(to) assets held for sale (see note E.4)	(2)
Exchange rate movements	0	2
Other		(2)
Closing balance, net	164	177
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	537	505
Additions	99	42
Modifications	59	51
Impairment	(3)
Disposals	(8)	(1)
Depreciation	(109)	(90)
Asset retirement obligations	1	(2)
Transfers	1	2
Transfer from/(to) assets held for sale (see note E.4)	(74)
Exchange rate movements	(25)	31
Other		0
Closing balance, net	477	537
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	27	28
Additions	8	7
Modifications	0	1
Impairment	0
Disposals	0	0
Depreciation	(6)	(6)
Asset retirement obligations	0	0
Transfers	0	(2)
Transfer from/(to) assets held for sale (see note E.4)	0
Exchange rate movements	0	0
Other		0
Closing balance, net	29	27
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	16	16
Additions	0	0
Modifications	1	2
Impairment	0
Disposals	0	0
Depreciation	(2)	(1)
Asset retirement obligations	0	0
Transfers	(1)	(2)
Transfer from/(to) assets held for sale (see note E.4)	0
Exchange rate movements	0	0
Other		0
Closing balance, net	14	16
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	9	13
Additions	1	1
Modifications	2	0
Impairment	0
Disposals	(3)	0
Depreciation	(3)	(3)
Asset retirement obligations	0	0
Transfers	0	(1)
Transfer from/(to) assets held for sale (see note E.4)	0
Exchange rate movements	0	0
Other		0
Closing balance, net	6	9
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	1,671
Closing balance, net	1,497	1,671
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	280
Closing balance, net	233	280
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	369
Closing balance, net	385	369
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	929
Closing balance, net	785	929
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	47
Closing balance, net	54	47
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	26
Closing balance, net	24	26
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	21
Closing balance, net	15	21
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(776)
Closing balance, net	(705)	(776)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	(150)
Closing balance, net	(132)	(150)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(192)
Closing balance, net	(220)	(192)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(392)
Closing balance, net	(308)	(392)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	(19)
Closing balance, net	(26)	(19)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(10)
Closing balance, net	(10)	(10)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	(12)
Closing balance, net	$ (9)	$ (12)